Average Annual Total Returns - Class A C IS and R6 Shares - Federated Hermes MDT Market Neutral Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	1 Year	5 Years	10 Years	ICE BofAML 3-Month T-Bill Index1(reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofAML 3-Month T-Bill Index1(reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofAML 3-Month T-Bill Index1(reflects no deduction for fees, expenses or taxes) 10 Years	HFRX Equity Hedge Index2(reflects no deduction for fees, expenses or taxes) 1 Year	HFRX Equity Hedge Index2(reflects no deduction for fees, expenses or taxes) 5 Years	HFRX Equity Hedge Index2(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(3.74%)	2.45%	5.52%	(3.84%)	1.95%	4.51%	(2.14%)	1.87%	4.18%	(9.29%)	1.14%	4.71%	1.88%	3.67%	3.40%	0.67%	1.20%	0.63%	4.60%	2.92%	0.76%